Shareholders' equity - Share capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders' equity
Net loss for the period	€ 354,138,000	€ 184,212,000	€ 110,426,000
Share capital	€ 1,932,369.78	€ 957,000	€ 521,000
Number of fully authorized, subscribed and paid up shares	193,236,978
Nominal value	€ 0.01